RECLASSIFICATION OF EXPENSES	12 Months Ended
Mar. 31, 2022
RECLASSIFICATION OF EXPENSES
RECLASSIFICATION OF EXPENSES

32. RECLASSIFICATION OF EXPENSES

For the fiscal year ended March 31, 2021, the Company reclassified general and administration expenses of $657,864 to patient services of $504,578, research and development of $96,568 and sales and marketing of $56,718. The Company also reclassified $10,000 from the reverse takeover listing expenses to general and administration expenses.